Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities	$ 1,000	$ 900
Restructuring charges	5,568	5,632	$ 1,677
Restructuring liabilities	$ 1,000	900
Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities		600
Restructuring liabilities		$ 600